Consolidated Balance Sheets - USD ($) $ in Millions		Sep. 30, 2018	Sep. 30, 2017
Current Assets:
Cash and cash equivalents		$ 636.8	$ 298.1
Restricted cash		0.0	5.9
Accounts receivable (net of allowances of $49.7 and $45.8)		2,010.7	1,886.8
Inventories		1,829.6	1,797.3
Other current assets		248.5	329.2
Assets held for sale		59.5	173.6
Total current assets		4,785.1	4,490.9
Property, plant and equipment, net		9,082.5	9,118.3
Goodwill		5,577.6	5,528.3
Intangibles, net		3,122.0	3,329.3
Restricted assets held by special purpose entities		1,281.0	1,287.4
Prepaid pension asset		420.0	368.0
Other assets		1,092.3	966.8
Total Assets		25,360.5	25,089.0
Current liabilities:
Current portion of debt		740.7	608.7
Accounts payable		1,716.8	1,492.1
Accrued compensation and benefits		399.3	416.7
Other current liabilities		476.5	492.3
Total current liabilities		3,333.3	3,009.8
Long-term debt due after one year		5,674.5	5,946.1
Pension liabilities, net of current portion		261.3	279.4
Postretirement benefit liabilities, net of current portion		134.8	153.4
Non-recourse liabilities held by special purpose entities		1,153.7	1,161.9
Deferred income taxes		2,321.5	3,410.2
Other long-term liabilities		994.8	737.4
Commitments and contingencies (Notes 14 and 17)
Redeemable noncontrolling interests		4.2	4.7
Equity:
Preferred stock, $0.01 par value; 30.0 million shares authorized; no shares outstanding		0.0	0.0
Common stock, $0.01 par value; 600.0 million shares authorized; 253.5 million and 254.5 million shares outstanding at September 30, 2018 and September 30, 2017, respectively		2.5	2.5
Capital in excess of par value		10,588.9	10,624.9
Retained earnings		1,573.3	172.4
Accumulated other comprehensive loss	[1]	(695.3)	(457.3)
Total stockholders’ equity		11,469.4	10,342.5
Noncontrolling interests		13.0	43.6
Total equity		11,482.4	10,386.1
Total Liabilities and Equity		$ 25,360.5	$ 25,089.0

[1]	All amounts are net of tax and noncontrolling interest